Issuances of Shares	12 Months Ended
Dec. 31, 2025
Issuances of Shares [Abstract]
ISSUANCES OF SHARES
4	ISSUANCES OF SHARES

	Ordinary Shares
	Ordinary Shares		Class A Ordinary Shares		Class B Ordinary Shares
	Shares	Amount (RM)	Shares	Amount (RM)	Shares	Amount (RM)
Balance as at December 31, 2024	10,800,000	1,145,780	-	-	-	-
Issuance of ordinary shares upon IPO, net	-	-	1,750,000	20,039,124	-	-
Issuance of ordinary shares	-	-	7,100,000	57,294,460	-	-
Re-designation of ordinary shares into Class A and Class B	(10,800,000)	(1,145,780)	8,800,000	933,242	2,000,000	212,538
Balance as at December 31, 2025	-	-	17,650,000	78, 266,826	2,000,000	212,538

During the year ended December 31, 2025, the Company successfully completed its initial public offering (IPO), issuing 1,750,000 new ordinary shares at an issue price of RM 18 per share, resulting in gross proceeds of RM 30,898,700 on 6 March 2025.

The shares issued are ordinary shares with no par value and carry the same rights and obligations as the existing shares, including equal rights to dividends, voting, and distribution of assets upon liquidation.

In connection with the IPO, the Company incurred deferred offering costs amounting to RM 10,859,576. These costs, being directly attributable to the equity issuance, were deducted from equity in accordance with IAS 32 Financial Instruments: Presentation. As a result, the net proceeds recognized in equity amounted to RM 20,039,124.

On 12 September 2025, the Company issued restricted 200,000 ordinary shares to Dennis O’Neill as consideration for professional services rendered in relation to investor and public relations planning. The transaction is accounted for as an equity-settled share-based payment in accordance with IFRS 2 Share-based Payment. As the services had been fully rendered at the grant date and no further service obligations exist, the fair value of the equity instruments granted amounting to RM 1,740,206 was recognized immediately in profit or loss, with a corresponding increase in equity. The shares were issued for nil cash consideration as part of a non-cash transaction.

On 30 September 2025, the Company re-designated its ordinary shares into two classes, comprising 8,800,000 Class A ordinary shares and 2,000,000 Class B ordinary shares, both with no par value, pursuant to the approval of the Board of Directors on the same date.

The re-designation was undertaken to establish a dual-class share structure that supports the Company’s long-term strategic objectives. This structure enables the Company to maintain stability in key decision-making processes by granting enhanced voting rights to Class B ordinary shares, typically held by founders, key executives or strategic shareholders whose continued involvement is critical to the Company’s direction. At the same time, it allows the Company to provide Class A ordinary shares to existing and future investors without diluting control over fundamental corporate matters.

This approach is common among growth-stage and technology-oriented companies seeking to balance capital-raising flexibility with preservation of strategic leadership oversight.

On 24 September 2025, the Company entered into a consulting agreement with Tan Yee How for the provision of AI software development services relating to robotic arm machines. In consideration for the services to be rendered, the Company issued 1,400,000 restricted ordinary shares as non-cash consideration. The transaction is accounted for as an equity-settled share-based payment in accordance with IFRS 2 Share-based Payment. As at 31 December 2025, no services had been rendered. Accordingly, the fair value of the equity instruments granted, amounting to RM 12,612,260, was recognized as a prepayment, with a corresponding increase in equity. During the year, RM 630,612 was amortized and recognized in profit or loss. The remaining balance of RM 11,981,648 is presented as prepayments, of which RM 2,522,452 is classified as current assets and RM 9,459,196 as non-current assets.

The services are to be provided over a 5-year period. As the services are expected to be received on a continuous basis and no specific milestones determine the pattern of delivery, the prepayment will be recognized in profit or loss on a straight-line basis over the service period as the services are rendered. The shares are subject to a 1-year lock-up restriction. The arrangement does not include milestone-based delivery or clawback provisions. This transaction represents a non-cash transaction and, as no cash consideration was exchanged, it has been excluded from the statement of cash flows.

On 7 November 2025, the Company entered into an arrangement with Kinetic Seas Incorporated for the provision of licensing rights, server infrastructure and project management services. In consideration, the Company issued 5,500,000 restricted ordinary shares as non-cash consideration. The transaction is accounted for as an equity-settled share-based payment in accordance with IFRS 2 Share-based Payment.

The Company has determined the grant date to be 26 November 2025, being the date on which the arrangement was formally approved. Accordingly, the fair value of the equity instruments granted was measured at that date. The fair value of the shares issued amounted to RM 42,941,993.60 after applying a discount for lack of marketability. As at 31 December 2025, no services had been rendered and no assets had been delivered. Accordingly, the amount is recognized as prepayments, with a corresponding increase in equity, as follows:

●	Licensing: RM 8,262,047 was recognized as non-current prepayments

●	Server infrastructure: RM 28,483,410 was recognized as non-current prepayments

●	Project management services: RM 6,196,535 of which RM 103,275 was amortized during the year and recognized in profit or loss; the remaining balance is recognized as prepayments, comprising RM 1,239,306 classified as current assets and RM 4,853,954 as non-current assets

The licensing and server infrastructure components will be recognized as intangible assets and property, plant and equipment respectively upon delivery, and subsequently amortized or depreciated over their estimated useful lives. Management has assessed that a useful life of 10 years is appropriate, reflecting the expected period over which economic benefits will be consumed. The project management services are to be provided over a 5-year period and are recognized in profit or loss on a straight-line basis as the services are rendered, reflecting the continuous nature of service delivery.

The shares are subject to transfer restrictions, including those under Rule 144, which limit the ability to dispose of the shares. The arrangement does not include milestone-based delivery or clawback provisions. This transaction represents a non-cash transaction and, as no cash consideration was exchanged, it has been excluded from the statement of cash flows.

Differences Between Class A and Class B Ordinary Shares

The rights attached to Class A and Class B ordinary shares are set out in the Company’s Memorandum and Articles of Association (MAA).

The principal difference between the two classes is voting rights, as summarized below:

●	Voting Rights

o	Class A ordinary shares: Each Class A Share confers one vote at any meeting of shareholders or on any shareholders’ resolution.

o	Class B ordinary shares: Each Class B Share confers twenty votes at any meeting of shareholders or on any shareholders’ resolution.

●	Dividend Rights

o	Both Class A and Class B Shares carry an equal entitlement to any distribution declared by the Company in accordance with the Act and the MAA.

●	Rights on Liquidation

o	Class A and Class B Shares rank pari passu, each conferring an equal share in the distribution of any surplus assets of the Company upon liquidation.

●	Conversion Rights

o	In accordance with clause 6.4 of the MAA, each Class B Share may be voluntarily converted into a Class A Share at the option of the holder, subject to the terms set out in the MAA.